UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (98.4%)
Consumer Discretionary (15.2%)
†	Children's Place Inc.	103,632	12,441
†	Bloomin' Brands Inc.	617,068	12,175
†,*	Burlington Stores Inc.	122,686	11,936
†	Best Buy Co. Inc.	242,088	11,899
†	Darden Restaurants Inc.	140,893	11,789
†,*	Cooper-Standard Holdings Inc.	102,565	11,378
†	Regal Entertainment Group Class A	501,129	11,315
†	Carnival Corp.	188,675	11,115
	Chico's FAS Inc.	778,986	11,062
†	Lear Corp.	77,629	10,991
†,^	Big Lots Inc.	223,382	10,874
†,*	Yum China Holdings Inc.	399,356	10,862
†,*	Liberty Media Corp-Liberty SiriusXM Class A	270,694	10,535
†,*	Boyd Gaming Corp.	476,439	10,486
	Kohl's Corp.	261,327	10,403
†,^	Sturm Ruger & Co. Inc.	193,515	10,363
†	Tenneco Inc.	165,726	10,345
†	Bob Evans Farms Inc.	159,089	10,320
†,*	American Axle & Manufacturing Holdings Inc.	549,334	10,316
†,*	Discovery Communications Inc. Class A	350,778	10,204
	Group 1 Automotive Inc.	132,030	9,781
†,*,^ American Outdoor Brands Corp.		486,230	9,632
†,^	Nordstrom Inc.	189,303	8,816
†	International Game Technology plc	354,744	8,407
†	Whirlpool Corp.	46,035	7,887
	Tailored Brands Inc.	522,821	7,811
†	American Eagle Outfitters Inc.	524,262	7,355
†,*	Michael Kors Holdings Ltd.	190,318	7,253
†	Target Corp.	114,310	6,309
†	News Corp. Class B	380,117	5,132
*	Scientific Games Corp. Class A	187,554	4,436
†,*	Dave & Buster's Entertainment Inc.	53,231	3,252
*	Genesco Inc.	52,793	2,927
†,*	MSG Networks Inc.	124,374	2,904
	Nutrisystem Inc.	51,361	2,851
	Barnes & Noble Inc.	290,287	2,685
	Cheesecake Factory Inc.	39,238	2,486
	Brinker International Inc.	56,442	2,481
*	Asbury Automotive Group Inc.	35,704	2,146
*	Taylor Morrison Home Corp. Class A	89,864	1,916
†,*	Express Inc.	191,922	1,748
*	Liberty Media Corp-Liberty SiriusXM Class C	27,842	1,080
	Finish Line Inc. Class A	75,065	1,068
			331,172
Consumer Staples (5.2%)
†	Universal Corp.	160,381	11,347
†	Wal-Mart Stores Inc.	153,894	11,093
†	Fresh Del Monte Produce Inc.	183,462	10,866

†	Conagra Brands Inc.	265,715	10,719
†	Tyson Foods Inc. Class A	171,403	10,577
†	Dean Foods Co.	509,544	10,018
†	SpartanNash Co.	285,416	9,987
	Nu Skin Enterprises Inc. Class A	142,863	7,935
†,*	Avon Products Inc.	1,658,886	7,299
*,^	Herbalife Ltd.	112,280	6,528
*	HRG Group Inc.	217,829	4,208
†	Ingredion Inc.	29,048	3,498
	Walgreens Boots Alliance Inc.	29,711	2,467
*	Darling Ingredients Inc.	152,344	2,212
	Bunge Ltd.	27,159	2,153
*	Post Holdings Inc.	12,547	1,098
			112,005
Energy (5.4%)
*	Unit Corp.	491,501	11,875
†,*	Southwestern Energy Co.	1,440,736	11,771
†,*	Newfield Exploration Co.	312,800	11,545
*	Laredo Petroleum Inc.	767,132	11,200
†,*	McDermott International Inc.	1,642,776	11,089
*	Sanchez Energy Corp.	1,124,487	10,727
†,*	Energen Corp.	179,076	9,749
†,*,^ Chesapeake Energy Corp.		1,522,578	9,044
†,*	Denbury Resources Inc.	3,256,335	8,401
^	Ship Finance International Ltd.	552,558	8,122
*	Diamond Offshore Drilling Inc.	209,695	3,504
*	Transocean Ltd.	197,096	2,454
†	Ensco plc Class A	251,130	2,248
	Devon Energy Corp.	49,995	2,086
†,*	Rowan Cos. plc Class A	128,868	2,008
*	Carrizo Oil & Gas Inc.	44,414	1,273
*,^	EP Energy Corp. Class A	81,849	389
			117,485
Financials (12.2%)
†	Primerica Inc.	140,387	11,540
†	MSCI Inc. Class A	117,469	11,417
†	Citigroup Inc.	187,537	11,218
	Lincoln National Corp.	167,730	10,978
†	Regions Financial Corp.	755,378	10,976
†	Unum Group	233,697	10,958
†	JPMorgan Chase & Co.	124,489	10,935
†	Prudential Financial Inc.	102,373	10,921
†	Bank of America Corp.	462,677	10,915
	Citizens Financial Group Inc.	309,978	10,710
†,*	Flagstar Bancorp Inc.	379,542	10,699
	Morgan Stanley	249,668	10,696
†	SunTrust Banks Inc.	189,805	10,496
†,*	E*TRADE Financial Corp.	299,139	10,437
†	Fifth Third Bancorp	405,292	10,294
†	Assured Guaranty Ltd.	274,855	10,200
†	Universal Insurance Holdings Inc.	411,525	10,082
†	Navient Corp.	649,045	9,580
†	Aflac Inc.	128,709	9,321
†	PNC Financial Services Group Inc.	65,600	7,888
†	Nelnet Inc. Class A	175,218	7,685
	Washington Federal Inc.	207,605	6,872

	Synovus Financial Corp.	159,300	6,534
*	Essent Group Ltd.	169,922	6,146
†	TCF Financial Corp.	347,154	5,909
	Everest Re Group Ltd.	21,930	5,127
†	Popular Inc.	104,708	4,265
†	OM Asset Management plc	235,836	3,566
	Goldman Sachs Group Inc.	11,400	2,619
†	S&P Global Inc.	19,202	2,510
*	Walker & Dunlop Inc.	56,993	2,376
*	First BanCorp	165,270	934
			264,804
Health Care (10.6%)
†,*	PRA Health Sciences Inc.	193,558	12,626
†	Baxter International Inc.	227,536	11,800
†,*	Tivity Health Inc.	393,525	11,452
*	Veeva Systems Inc. Class A	219,577	11,260
†,*	Masimo Corp.	119,614	11,155
†,*	INC Research Holdings Inc. Class A	242,616	11,124
†,*	WellCare Health Plans Inc.	78,620	11,023
†,*	HCA Holdings Inc.	123,156	10,960
†,*	Charles River Laboratories International Inc.	118,849	10,690
†,*	Quintiles IMS Holdings Inc.	130,543	10,513
*	Array BioPharma Inc.	1,166,575	10,429
†,*	Prestige Brands Holdings Inc.	185,618	10,313
†	AmerisourceBergen Corp. Class A	110,272	9,759
†,*	FibroGen Inc.	356,326	8,783
†,*	Cambrex Corp.	154,611	8,511
†	Bruker Corp.	361,389	8,431
†	McKesson Corp.	54,297	8,050
†,*	Express Scripts Holding Co.	116,492	7,678
*	IDEXX Laboratories Inc.	44,633	6,901
†,*	Emergent BioSolutions Inc.	167,711	4,870
*	Halyard Health Inc.	124,736	4,751
†,*	United Therapeutics Corp.	30,754	4,164
†	Eli Lilly & Co.	42,000	3,533
*,^	Lexicon Pharmaceuticals Inc.	216,808	3,109
*	Cotiviti Holdings Inc.	68,789	2,864
*	Coherus Biosciences Inc.	125,548	2,655
†	Chemed Corp.	13,700	2,503
*	Medpace Holdings Inc.	76,698	2,289
†	Aetna Inc.	14,500	1,850
†	Anthem Inc.	11,000	1,819
	UnitedHealth Group Inc.	10,211	1,675
*	HMS Holdings Corp.	42,543	865
*	Amphastar Pharmaceuticals Inc.	50,820	737
			229,142
Industrials (15.6%)
†	Insperity Inc.	134,434	11,918
†	Brink's Co.	214,391	11,459
*	Chart Industries Inc.	326,748	11,417
	Copa Holdings SA Class A	101,130	11,352
†,*	MasTec Inc.	282,425	11,311
†	Quad/Graphics Inc.	446,677	11,274
*	AECOM	312,524	11,123
†,*	United Rentals Inc.	88,750	11,098
†,^	Greenbrier Cos. Inc.	257,423	11,095

	Argan Inc.	166,810	11,034
†,^	GATX Corp.	180,789	11,021
†	Oshkosh Corp.	160,033	10,977
†,*	Meritor Inc.	638,256	10,933
†	Spirit AeroSystems Holdings Inc. Class A	188,556	10,921
†	Wabash National Corp.	526,531	10,894
†	Owens Corning	176,502	10,832
†,*	Trex Co. Inc.	154,197	10,700
†	Huntington Ingalls Industries Inc.	53,092	10,631
	Triumph Group Inc.	411,327	10,592
†,*	JetBlue Airways Corp.	509,488	10,501
†	SkyWest Inc.	296,761	10,164
†	Delta Air Lines Inc.	217,564	9,999
†,*	Hawaiian Holdings Inc.	211,788	9,838
†	West Corp.	346,211	8,454
†	Briggs & Stratton Corp.	358,545	8,049
^	American Railcar Industries Inc.	183,385	7,537
*	Avis Budget Group Inc.	231,055	6,835
*	MRC Global Inc.	354,373	6,496
*	Atkore International Group Inc.	243,756	6,406
*	Continental Building Products Inc.	256,426	6,282
	Chicago Bridge & Iron Co. NV	189,803	5,836
*	United Continental Holdings Inc.	73,895	5,220
†	Herman Miller Inc.	145,662	4,596
†	Knoll Inc.	176,940	4,213
*	TriNet Group Inc.	123,981	3,583
	Brady Corp. Class A	85,880	3,319
*	Gibraltar Industries Inc.	69,063	2,845
†	General Cable Corp.	152,114	2,730
†	Aircastle Ltd.	78,018	1,883
†	Comfort Systems USA Inc.	41,141	1,508
*	Rush Enterprises Inc. Class A	33,562	1,110
			337,986
Information Technology (15.8%)
†,*	Advanced Micro Devices Inc.	814,821	11,856
†	HP Inc.	659,963	11,800
†,*	RingCentral Inc. Class A	415,875	11,769
*	Amkor Technology Inc.	1,005,744	11,657
†,*	Aspen Technology Inc.	196,395	11,572
†,*	Square Inc.	668,293	11,548
†,*	Cirrus Logic Inc.	190,252	11,546
†	Computer Sciences Corp.	165,091	11,393
†,*	Tech Data Corp.	120,973	11,359
†	CDW Corp.	196,166	11,321
†,*	TTM Technologies Inc.	699,457	11,282
†	NVIDIA Corp.	103,000	11,220
†,*	Wix.com Ltd.	163,551	11,105
†,*	GoDaddy Inc. Class A	289,780	10,983
*,^	VMware Inc. Class A	118,916	10,957
†	CSRA Inc.	370,140	10,841
†	Booz Allen Hamilton Holding Corp. Class A	304,563	10,779
†,*	NCR Corp.	235,749	10,769
†,*	Anixter International Inc.	135,679	10,759
†,*	Cardtronics plc Class A	229,785	10,742
†,*	First Data Corp. Class A	687,266	10,653
†	SYNNEX Corp.	88,919	9,954
†,*	Synaptics Inc.	200,751	9,939

†,*	CACI International Inc. Class A	84,258	9,883
†	Science Applications International Corp.	129,903	9,665
†,*	Sykes Enterprises Inc.	303,162	8,913
†	Travelport Worldwide Ltd.	750,962	8,839
†	Avnet Inc.	191,269	8,752
†	CSG Systems International Inc.	222,979	8,431
†,*	MaxLinear Inc.	238,182	6,681
†,*	NETGEAR Inc.	120,176	5,955
†,*	Sanmina Corp.	116,800	4,742
†	TeleTech Holdings Inc.	160,111	4,739
*	Teradata Corp.	109,128	3,396
†	Accenture plc Class A	16,433	1,970
*,^	TrueCar Inc.	108,655	1,681
†,*	Benchmark Electronics Inc.	48,918	1,556
*	Match Group Inc.	80,095	1,308
*	Itron Inc.	19,939	1,210
			343,525
Materials (7.1%)
†	Chemours Co.	335,603	12,921
	Huntsman Corp.	480,633	11,795
†,*	Owens-Illinois Inc.	569,508	11,606
*	Freeport-McMoRan Inc.	823,664	11,004
†	Trinseo SA	162,286	10,889
	United States Steel Corp.	315,487	10,667
†	Greif Inc. Class A	193,204	10,644
*	Cliffs Natural Resources Inc.	1,277,078	10,485
†,*	AK Steel Holding Corp.	1,437,359	10,335
†	Steel Dynamics Inc.	286,874	9,972
†	Cabot Corp.	156,034	9,348
*	Louisiana-Pacific Corp.	337,504	8,377
†	Worthington Industries Inc.	179,530	8,095
^	Valvoline Inc.	304,980	7,487
†	Stepan Co.	84,438	6,654
	Tronox Ltd. Class A	111,507	2,057
†,*	Coeur Mining Inc.	222,788	1,800
*	SunCoke Energy Inc.	106,504	954
			155,090
Real Estate (7.9%)
	Sabra Health Care REIT Inc.	407,543	11,383
†	Hospitality Properties Trust	360,907	11,379
†	Government Properties Income Trust	539,716	11,296
†	Care Capital Properties Inc.	417,193	11,210
†	GEO Group Inc.	238,110	11,041
†	Senior Housing Properties Trust	539,010	10,915
†	Select Income REIT	420,649	10,849
†	Lexington Realty Trust	1,012,782	10,108
†	DuPont Fabros Technology Inc.	203,233	10,078
†	CBL & Associates Properties Inc.	1,005,833	9,596
	Medical Properties Trust Inc.	720,440	9,286
†	Washington Prime Group Inc.	1,010,170	8,778
†	Uniti Group Inc.	313,309	8,099
†	Ryman Hospitality Properties Inc.	117,756	7,281
†	Xenia Hotels & Resorts Inc.	388,714	6,635
†	Mack-Cali Realty Corp.	153,026	4,123
†	Gaming and Leisure Properties Inc.	118,100	3,947
	Global Net Lease Inc.	154,366	3,717

	Colony NorthStar Inc. Class A	282,352	3,645
	LaSalle Hotel Properties	114,416	3,312
	Sunstone Hotel Investors Inc.	205,317	3,148
	VEREIT Inc.	301,946	2,564
			172,390
Telecommunication Services (0.7%)
†,*	Sprint Corp.	1,250,155	10,851
†	Windstream Holdings Inc.	932,378	5,082
			15,933
Utilities (2.7%)
†	MDU Resources Group Inc.	397,362	10,876
†	FirstEnergy Corp.	341,491	10,866
	CenterPoint Energy Inc.	391,910	10,805
	National Fuel Gas Co.	175,063	10,437
†	Edison International	120,017	9,555
	Southwest Gas Holdings Inc.	32,678	2,709
†	UGI Corp.	46,344	2,289
			57,537
Total Common Stocks—Long Positions (Cost $1,806,139)			2,137,069
Common Stocks Sold Short (-97.5%)
Consumer Discretionary (-15.5%)
	ILG Inc.	(599,664)	(12,569)
*	Gentherm Inc.	(314,074)	(12,327)
*	Netflix Inc.	(81,315)	(12,019)
	PulteGroup Inc.	(500,680)	(11,791)
*	Chipotle Mexican Grill Inc. Class A	(26,319)	(11,726)
*	Charter Communications Inc. Class A	(35,649)	(11,669)
	Marriott International Inc. Class A	(122,644)	(11,551)
*	Liberty Ventures Class A	(259,513)	(11,543)
*	Under Armour Inc.	(607,924)	(11,125)
*	IMAX Corp.	(324,173)	(11,022)
	Newell Brands Inc.	(229,248)	(10,814)
	Hilton Worldwide Holdings Inc.	(184,369)	(10,778)
*	TripAdvisor Inc.	(248,461)	(10,724)
*	Houghton Mifflin Harcourt Co.	(1,052,514)	(10,683)
	Harley-Davidson Inc.	(175,441)	(10,614)
*	Liberty Interactive Corp. QVC Group Class A	(529,206)	(10,595)
*	Liberty Broadband Corp.	(122,591)	(10,592)
	Abercrombie & Fitch Co.	(835,374)	(9,966)
	Tractor Supply Co.	(143,190)	(9,876)
*	Fiesta Restaurant Group Inc.	(402,527)	(9,741)
*	Liberty Expedia Holdings Inc. Class A	(209,268)	(9,517)
	Monro Muffler Brake Inc.	(181,016)	(9,431)
	Advance Auto Parts Inc.	(58,288)	(8,642)
*	CarMax Inc.	(143,276)	(8,485)
*	LKQ Corp.	(255,216)	(7,470)
*	Etsy Inc.	(650,793)	(6,918)
*	Dorman Products Inc.	(76,862)	(6,313)
*	G-III Apparel Group Ltd.	(279,191)	(6,111)
*	Lions Gate Entertainment Corp. Class B	(243,642)	(5,940)
	BorgWarner Inc.	(138,895)	(5,804)
	Guess? Inc.	(499,959)	(5,575)
	Core-Mark Holding Co. Inc.	(172,552)	(5,382)
	Dunkin' Brands Group Inc.	(98,296)	(5,375)
*	Buffalo Wild Wings Inc.	(27,741)	(4,237)

* Gray Television Inc.	(212,337)	(3,079)
* Loral Space & Communications Inc.	(76,459)	(3,012)
* Vista Outdoor Inc.	(141,101)	(2,905)
Hilton Grand Vacations Inc.	(90,681)	(2,599)
* Groupon Inc. Class A	(561,374)	(2,206)
* Meritage Homes Corp.	(42,208)	(1,553)
* Fossil Group Inc.	(86,375)	(1,507)
Standard Motor Products Inc.	(29,751)	(1,462)
* Liberty Broadband Corp. Class A	(12,477)	(1,062)
H&R Block Inc.	(14,675)	(341)
		(336,651)
Consumer Staples (-4.3%)
* Monster Beverage Corp.	(251,095)	(11,593)
* TreeHouse Foods Inc.	(135,553)	(11,476)
Snyder's-Lance Inc.	(275,763)	(11,116)
Coty Inc. Class A	(574,788)	(10,421)
Estee Lauder Cos. Inc. Class A	(104,815)	(8,887)
Casey's General Stores Inc.	(79,000)	(8,868)
Pinnacle Foods Inc.	(144,644)	(8,370)
Coca-Cola Co.	(176,600)	(7,495)
Whole Foods Market Inc.	(243,324)	(7,232)
* Hain Celestial Group Inc.	(109,700)	(4,081)
* Revlon Inc. Class A	(119,179)	(3,319)
		(92,858)
Energy (-5.0%)
* Weatherford International plc	(1,860,847)	(12,375)
* Kosmos Energy Ltd.	(1,845,898)	(12,294)
Targa Resources Corp.	(191,301)	(11,459)
* Cheniere Energy Inc.	(239,553)	(11,324)
National Oilwell Varco Inc.	(263,760)	(10,574)
* SRC Energy Inc.	(1,206,538)	(10,183)
Hess Corp.	(201,741)	(9,726)
* Concho Resources Inc.	(72,845)	(9,349)
Cabot Oil & Gas Corp.	(327,048)	(7,820)
* Superior Energy Services Inc.	(328,671)	(4,687)
SemGroup Corp. Class A	(91,098)	(3,279)
Phillips 66	(39,271)	(3,111)
* Extraction Oil & Gas Inc.	(124,207)	(2,304)
* Oasis Petroleum Inc.	(104,864)	(1,495)
		(109,980)
Financials (-12.9%)
* LendingClub Corp.	(2,104,012)	(11,551)
FirstCash Inc.	(234,600)	(11,531)
CIT Group Inc.	(264,880)	(11,371)
FNB Corp.	(741,185)	(11,021)
American International Group Inc.	(175,061)	(10,929)
Mercury General Corp.	(178,075)	(10,861)
MetLife Inc.	(201,741)	(10,656)
Huntington Bancshares Inc.	(794,825)	(10,643)
Chemical Financial Corp.	(207,673)	(10,622)
Nasdaq Inc.	(152,722)	(10,607)
* Markel Corp.	(10,755)	(10,495)
Moody's Corp.	(93,472)	(10,473)
* Signature Bank	(70,497)	(10,461)
Banner Corp.	(187,191)	(10,415)
Pinnacle Financial Partners Inc.	(156,493)	(10,399)

Bank of the Ozarks Inc.	(193,658)	(10,072)
Chubb Ltd.	(73,100)	(9,960)
Northwest Bancshares Inc.	(585,375)	(9,858)
White Mountains Insurance Group Ltd.	(10,710)	(9,424)
Interactive Brokers Group Inc.	(262,135)	(9,101)
* Enstar Group Ltd.	(44,379)	(8,490)
Financial Engines Inc.	(185,770)	(8,090)
Renasant Corp.	(168,867)	(6,702)
Arthur J Gallagher & Co.	(106,656)	(6,030)
Intercontinental Exchange Inc.	(95,900)	(5,742)
Hope Bancorp Inc.	(271,820)	(5,211)
Progressive Corp.	(118,600)	(4,647)
MB Financial Inc.	(87,200)	(3,734)
Kemper Corp.	(91,848)	(3,665)
United Bankshares Inc.	(81,085)	(3,426)
Wintrust Financial Corp.	(44,366)	(3,067)
New York Community Bancorp Inc.	(188,363)	(2,631)
* PHH Corp.	(195,797)	(2,492)
Capital Bank Financial Corp.	(55,099)	(2,391)
Hanover Insurance Group Inc.	(22,619)	(2,037)
* Pacific Premier Bancorp Inc.	(28,355)	(1,093)
		(279,898)
Health Care (-9.7%)
* DexCom Inc.	(140,489)	(11,904)
* Acadia Healthcare Co. Inc.	(272,098)	(11,863)
* Centene Corp.	(160,897)	(11,465)
Dentsply Sirona Inc.	(180,653)	(11,280)
* Ligand Pharmaceuticals Inc.	(105,493)	(11,165)
* Amicus Therapeutics Inc.	(1,561,705)	(11,135)
* Alnylam Pharmaceuticals Inc.	(210,137)	(10,770)
* Penumbra Inc.	(128,210)	(10,699)
* Nevro Corp.	(113,103)	(10,598)
* Envision Healthcare Corp.	(171,539)	(10,519)
* ACADIA Pharmaceuticals Inc.	(304,223)	(10,459)
STERIS plc	(131,873)	(9,160)
* Aerie Pharmaceuticals Inc.	(198,498)	(9,002)
* Alexion Pharmaceuticals Inc.	(74,206)	(8,997)
* Ultragenyx Pharmaceutical Inc.	(131,218)	(8,894)
* Acceleron Pharma Inc.	(325,775)	(8,623)
* Neurocrine Biosciences Inc.	(192,970)	(8,356)
* Omnicell Inc.	(163,212)	(6,635)
* Endologix Inc.	(899,383)	(6,512)
* Portola Pharmaceuticals Inc.	(123,616)	(4,844)
CONMED Corp.	(102,392)	(4,547)
Perrigo Co. plc	(50,521)	(3,354)
* Diplomat Pharmacy Inc.	(147,287)	(2,349)
* Prothena Corp. plc	(40,123)	(2,238)
* Integer Holdings Corp.	(51,993)	(2,090)
* Spark Therapeutics Inc.	(31,198)	(1,664)
* Achillion Pharmaceuticals Inc.	(193,048)	(813)
		(209,935)
Industrials (-15.5%)
Graco Inc.	(123,801)	(11,655)
* Beacon Roofing Supply Inc.	(236,715)	(11,637)
Cubic Corp.	(216,582)	(11,436)
AMETEK Inc.	(210,393)	(11,378)

* Stericycle Inc.	(136,697)	(11,331)
Dover Corp.	(140,630)	(11,300)
Roper Technologies Inc.	(54,526)	(11,259)
* RBC Bearings Inc.	(115,844)	(11,247)
* Clean Harbors Inc.	(201,415)	(11,203)
Xylem Inc.	(218,690)	(10,983)
Covanta Holding Corp.	(688,517)	(10,810)
* Proto Labs Inc.	(209,780)	(10,720)
Acuity Brands Inc.	(52,403)	(10,690)
Johnson Controls International plc	(253,214)	(10,665)
* Kirby Corp.	(149,575)	(10,552)
* Team Inc.	(382,112)	(10,336)
Allegion plc	(135,918)	(10,289)
* Middleby Corp.	(74,442)	(10,158)
* Spirit Airlines Inc.	(182,793)	(9,701)
Wabtec Corp.	(122,551)	(9,559)
Werner Enterprises Inc.	(353,893)	(9,272)
ITT Inc.	(215,706)	(8,848)
Korn/Ferry International	(262,867)	(8,278)
Flowserve Corp.	(168,905)	(8,178)
TransDigm Group Inc.	(36,470)	(8,029)
Fastenal Co.	(151,470)	(7,801)
Matson Inc.	(230,800)	(7,330)
KBR Inc.	(444,843)	(6,686)
Primoris Services Corp.	(287,174)	(6,668)
* Echo Global Logistics Inc.	(308,746)	(6,592)
* SiteOne Landscape Supply Inc.	(132,661)	(6,422)
* Mercury Systems Inc.	(135,027)	(5,273)
IDEX Corp.	(48,458)	(4,531)
* Genesee & Wyoming Inc. Class A	(62,903)	(4,269)
Macquarie Infrastructure Corp.	(52,652)	(4,243)
Forward Air Corp.	(85,400)	(4,062)
EnPro Industries Inc.	(54,391)	(3,870)
Healthcare Services Group Inc.	(82,369)	(3,549)
Hubbell Inc. Class B	(20,850)	(2,503)
* WageWorks Inc.	(31,334)	(2,265)
* Herc Holdings Inc.	(21,110)	(1,032)
* BMC Stock Holdings Inc.	(36,998)	(836)
		(337,446)
Information Technology (-16.6%)
Universal Display Corp.	(136,282)	(11,734)
Visa Inc. Class A	(131,724)	(11,706)
Microchip Technology Inc.	(158,635)	(11,704)
* NetScout Systems Inc.	(306,535)	(11,633)
* Tyler Technologies Inc.	(72,459)	(11,199)
* Cavium Inc.	(156,068)	(11,184)
Corning Inc.	(413,196)	(11,156)
* Qorvo Inc.	(162,383)	(11,133)
Global Payments Inc.	(136,839)	(11,040)
* Yahoo! Inc.	(235,133)	(10,913)
SS&C Technologies Holdings Inc.	(307,837)	(10,897)
* salesforce.com Inc.	(131,016)	(10,808)
* ViaSat Inc.	(165,334)	(10,552)
Activision Blizzard Inc.	(207,586)	(10,350)
* Microsemi Corp.	(195,928)	(10,096)
Fidelity National Information Services Inc.	(121,727)	(9,692)
Broadcom Ltd.	(43,766)	(9,583)

* PayPal Holdings Inc.	(214,318)	(9,220)
* Akamai Technologies Inc.	(151,104)	(9,021)
* Zendesk Inc.	(321,446)	(9,013)
* Envestnet Inc.	(278,627)	(9,000)
* WEX Inc.	(86,579)	(8,961)
* Palo Alto Networks Inc.	(78,199)	(8,811)
* Rogers Corp.	(97,495)	(8,372)
Littelfuse Inc.	(49,140)	(7,858)
* CoStar Group Inc.	(34,969)	(7,246)
* FleetCor Technologies Inc.	(47,249)	(7,155)
* Twitter Inc.	(447,855)	(6,695)
* Trimble Inc.	(202,018)	(6,467)
Diebold Nixdorf Inc.	(209,313)	(6,426)
* comScore Inc.	(294,315)	(6,354)
AVX Corp.	(353,551)	(5,791)
Cabot Microelectronics Corp.	(73,137)	(5,603)
* ANSYS Inc.	(50,700)	(5,418)
j2 Global Inc.	(59,914)	(5,027)
* Integrated Device Technology Inc.	(202,284)	(4,788)
FLIR Systems Inc.	(127,642)	(4,631)
* Workday Inc. Class A	(53,801)	(4,481)
* Guidewire Software Inc.	(74,679)	(4,207)
* PTC Inc.	(71,988)	(3,783)
TiVo Corp.	(192,939)	(3,618)
* Diodes Inc.	(148,138)	(3,563)
National Instruments Corp.	(87,625)	(2,853)
* OSI Systems Inc.	(33,979)	(2,480)
Oracle Corp.	(47,753)	(2,130)
Xperi Corp.	(61,449)	(2,086)
Cognex Corp.	(16,439)	(1,380)
* Q2 Holdings Inc.	(30,179)	(1,052)
* Ultimate Software Group Inc.	(4,946)	(966)
		(359,836)
Materials (-6.8%)
* Summit Materials Inc. Class A	(460,875)	(11,388)
Tahoe Resources Inc.	(1,412,577)	(11,343)
Ingevity Corp.	(184,009)	(11,197)
AptarGroup Inc.	(142,878)	(11,000)
Westlake Chemical Corp.	(166,474)	(10,996)
Vulcan Materials Co.	(90,114)	(10,857)
CF Industries Holdings Inc.	(367,649)	(10,791)
Ball Corp.	(144,921)	(10,762)
Scotts Miracle-Gro Co.	(111,723)	(10,434)
Mosaic Co.	(345,982)	(10,096)
Compass Minerals International Inc.	(139,886)	(9,491)
* Century Aluminum Co.	(674,133)	(8,555)
Ashland Global Holdings Inc.	(52,790)	(6,536)
Ferroglobe plc	(442,522)	(4,571)
Dow Chemical Co.	(71,017)	(4,512)
* Boise Cascade Co.	(130,126)	(3,474)
Southern Copper Corp.	(34,169)	(1,226)
* Ferroglobe R&W Trust	(82,051)	—
		(147,229)
Real Estate (-8.1%)
Realogy Holdings Corp.	(404,176)	(12,040)
Equinix Inc.	(29,200)	(11,691)

Weyerhaeuser Co.	(340,952)	(11,586)
Jones Lang LaSalle Inc.	(99,142)	(11,049)
Extra Space Storage Inc.	(140,019)	(10,416)
Life Storage Inc.	(126,180)	(10,362)
Boston Properties Inc.	(72,874)	(9,649)
Sun Communities Inc.	(117,861)	(9,468)
* Howard Hughes Corp.	(80,124)	(9,395)
Monogram Residential Trust Inc.	(880,468)	(8,778)
Rayonier Inc.	(305,246)	(8,651)
Federal Realty Investment Trust	(63,264)	(8,446)
Paramount Group Inc.	(496,377)	(8,046)
Alexander & Baldwin Inc.	(173,484)	(7,723)
Kennedy-Wilson Holdings Inc.	(307,485)	(6,826)
Mid-America Apartment Communities Inc.	(46,161)	(4,696)
Kilroy Realty Corp.	(52,971)	(3,818)
Education Realty Trust Inc.	(91,619)	(3,743)
Empire State Realty Trust Inc.	(177,889)	(3,672)
Hudson Pacific Properties Inc.	(105,733)	(3,663)
* Marcus & Millichap Inc.	(143,303)	(3,522)
HFF Inc. Class A	(115,915)	(3,207)
Acadia Realty Trust	(82,790)	(2,489)
Taubman Centers Inc.	(21,485)	(1,418)
Vornado Realty Trust	(13,235)	(1,328)
		(175,682)
Telecommunication Services (-0.6%)
* Vonage Holdings Corp.	(1,111,836)	(7,027)
Shenandoah Telecommunications Co.	(220,544)	(6,186)
		(13,213)
Utilities (-2.5%)
* Dynegy Inc.	(1,367,051)	(10,745)
Sempra Energy	(90,661)	(10,018)
Aqua America Inc.	(247,624)	(7,961)
* Calpine Corp.	(597,570)	(6,603)
Pattern Energy Group Inc. Class A	(323,488)	(6,512)
Dominion Resources Inc.	(80,900)	(6,275)
New Jersey Resources Corp.	(145,143)	(5,748)
American States Water Co.	(23,901)	(1,059)
		(54,921)
Total Common Stocks Sold Short (Proceeds $1,913,066)		(2,117,649)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
1,2 Vanguard Market Liquidity Fund, 0.965% (Cost $59,732)	597,250	59,737
†,2Other Assets and Liabilities-Net (96.4%)		2,093,233
Net Assets (100%)		2,172,390

† Long security positions with a value of $1,200,733,000 and cash of $2,113,412,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,656,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $26,654,000 of collateral received for securities on loan, of which $1,250,000 is held in cash.
REIT—Real Estate Investment Trust.

Market Neutral Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At March 31, 2017, the cost of long security positions for tax purposes was $1,865,884,000. Net unrealized appreciation of long security positions for tax purposes was $330,922,000, consisting of unrealized gains of $386,381,000 on securities that had risen in value since their purchase and $55,459,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $204,583,000, consisting of unrealized gains of $66,272,000 on securities that had fallen in value since their purchase and $270,855,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.